Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions		Common stock issued, $1 par value per share	Capital in excess of par value	Retained earnings	Treasury stock at cost	Accumulated other comprehensive loss	Total
Beginning balance at Jan. 02, 2016		$ 124.1	$ 834.0	$ 2,277.6	$ (1,587.0)	$ (683.0)	$ 965.7
Increase (Decrease) in Stockholders' Equity
Net income				320.7			320.7
Other comprehensive income (loss), net of tax						(68.9)	(68.9)
Repurchase of 3,951,215, 1,488,890 and 3,781,528 shares for treasury for the years ended 2018, 2017, and 2016 respectively					(262.4)		(262.4)
Issuance of 458,506, 960,656 and 1,842,165 shares under stock-based compensation plans, including tax of $12.3 (2016) for the years ended 2018, 2017, and 2016, respectively			18.0	7.7	67.2		92.9
Contribution of 204,823, 230,915 and 280,526 shares to 401(k) Plan for the years ended 2018, 2017, and 2016, respectively				9.8	10.2		20.0
Dividends: $2.01,$1.76 and $1.60 per share for the years ended 2018, 2017, and 2016, respectively				(142.5)			(142.5)
Ending balance at Dec. 31, 2016		124.1	852.0	2,473.3	(1,772.0)	(751.9)	925.5
Increase (Decrease) in Stockholders' Equity
Net income				281.8			281.8
Other comprehensive income (loss), net of tax						71.4	71.4
Repurchase of 3,951,215, 1,488,890 and 3,781,528 shares for treasury for the years ended 2018, 2017, and 2016 respectively					(129.7)		(129.7)
Issuance of 458,506, 960,656 and 1,842,165 shares under stock-based compensation plans, including tax of $12.3 (2016) for the years ended 2018, 2017, and 2016, respectively			10.6	(14.4)	36.2		32.4
Contribution of 204,823, 230,915 and 280,526 shares to 401(k) Plan for the years ended 2018, 2017, and 2016, respectively				11.5	8.8		20.3
Dividends: $2.01,$1.76 and $1.60 per share for the years ended 2018, 2017, and 2016, respectively				(155.5)			(155.5)
Ending balance at Dec. 30, 2017		124.1	862.6	2,596.7	(1,856.7)	(680.5)	1,046.2
Increase (Decrease) in Stockholders' Equity
Tax accounting for intra-entity asset transfers	[1]			13.8			13.8
Ending balance at Dec. 31, 2017		124.1	862.6	2,582.9	(1,856.7)	(680.5)	1,032.4
Beginning balance at Dec. 30, 2017		124.1	862.6	2,596.7	(1,856.7)	(680.5)	1,046.2
Increase (Decrease) in Stockholders' Equity
Net income				467.4			467.4
Other comprehensive income (loss), net of tax						(1.5)	(1.5)
Repurchase of 3,951,215, 1,488,890 and 3,781,528 shares for treasury for the years ended 2018, 2017, and 2016 respectively					(392.9)		(392.9)
Issuance of 458,506, 960,656 and 1,842,165 shares under stock-based compensation plans, including tax of $12.3 (2016) for the years ended 2018, 2017, and 2016, respectively			9.4	(24.1)	17.6		2.9
Contribution of 204,823, 230,915 and 280,526 shares to 401(k) Plan for the years ended 2018, 2017, and 2016, respectively				13.7	8.1		21.8
Dividends: $2.01,$1.76 and $1.60 per share for the years ended 2018, 2017, and 2016, respectively				(175.0)			(175.0)
Ending balance at Dec. 29, 2018		$ 124.1	$ 872.0	$ 2,864.9	$ (2,223.9)	$ (682.0)	$ 955.1

[1]	In the first quarter of 2018, we adopted an accounting guidance update that requires recognition of the income tax effects of intra-entity sales and transfers of assets other than inventory in the period in which they occur. Refer to Note 1, “Summary of Significant Accounting Policies,” for more information.